Share Capital and Capital Surplus and Others - Number of Authorized, Issued and Outstanding Common Shares and the Details of Capital Surplus and Others (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Disclosure of classes of share capital [line items]
Stockholders equity note spinoff transactions	₩ 13,340,037